Securities Act Registration No. 333-81907

Investment Company Act Reg. No. 811-9391

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Post-Effective Amendment No.  21

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

Amendment No.  24

(Check appropriate box or boxes.)

-----------------------------------

THE FORESTER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of Principal Executive Offices)(Zip Code)

(224) 544-5123

(Registrant's Telephone Number, including Area Code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive,

Lake Forest, Illinois 60045

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[] on July 31, 2012 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(3)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

[ ] on  (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Lake Forest and State of Illinois on the 20th day of August, 2012.

THE FORESTER FUNDS, INC.

(Registrant)

/s/ Thomas H. Forester

Thomas H. Forester,

President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title(s)	Date
/s/ Thomas H. Forester Thomas H. Forester	Director, President and Principal Executive Officer, Treasurer & Principal Financial & Accounting Officer	August 20, 2012
/s/ Michael B. Kelley Michael B. Kelley	Director	August 20, 2012
/s/ Stan Simpson Stan Simpson	Director	August 20, 2012
/s/ Barry Meyer Barry Meyer	Director	August 20, 2012

EXHIBIT INDEX

EXHIBIT INDEX

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase